INCOME TAXES (Deferred Income Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Jun. 27, 2018	Jun. 28, 2017
Deferred income tax assets:
Leasing transactions	$ 22,710	$ 32,019
Stock-based compensation	9,128	14,029
Restructure charges and impairments	2,435	3,533
Insurance reserves	12,134	19,700
Employee benefit plans	54	288
Gift cards	15,053	23,670
Net operating losses	6,119	2,554
Federal credit carryover	10,672	12,697
State credit carryover	3,518	3,148
Other, net	3,763	8,480
Less: Valuation allowance	(6,104)	(5,232)
Total deferred income tax assets	79,482	114,886
Deferred income tax liabilities:
Prepaid expenses	13,497	19,506
Goodwill and other amortization	20,284	30,213
Depreciation and capitalized interest on property and equipment	11,055	26,375
Other, net	1,033	1,763
Total deferred income tax liabilities	45,869	77,857
Net deferred income tax asset	$ 33,613	$ 37,029